SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Federal Depository Insurance Coverage	$ 250,000	$ 250,000